Investment Contract Liabilities - Investment Contract Liabilities Measured at Amortized Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Investment contracts liabilities, beginning balance	$ 11,816
Investment contracts liabilities, ending balance	13,498	$ 11,816
Amortized cost
Disclosure of financial liabilities [line items]
Investment contracts liabilities, beginning balance	11,067	9,281
Policy deposits	3,218	3,365
Interest	316	218
Withdrawals	(2,240)	(1,629)
Fees	0	1
Impact of changes in foreign exchange rates	351	(108)
Other	(22)	(61)
Investment contracts liabilities, ending balance	$ 12,690	$ 11,067